Interim Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flow from operating activities
Net loss for the period	€ (123,696)	€ (110,477)
Adjustments to reconcile consolidated net profit (loss) to net cash flows
Income tax (income)/expense	(478)	199
Net interest	654	3,649
Depreciation and amortization	3,743	2,980
Expenses for share-based payments	12,272	17,925
Net (gains)/losses from the disposal of intangibles and PP&E	0	(8)
Share of loss in a joint venture/ associate	1,457	201
Fair value changes of financial instruments and expected credit losses (ECL)	(16,320)	2,634
Income taxes refunded/(paid)	(39)	(18)
Expense from change in provisions	1,475	92
Working capital adjustments:
Changes in trade and other payables	1,028	8,933
Changes in other assets and liabilities	(2,817)	(1,022)
Cash flow from operating activities	(122,721)	(74,912)
Cash flow from investing activities
Purchases of intangible assets	(103)	(1,037)
Purchases of and advance payments on property, plant and equipment	(2,169)	(4,658)
Disposals of intangible assets, property, plant and equipment	9	8
Proceeds from short-term investments	179,823	50,000
Payments for short-term investments	(80,000)
Payments for promissory notes		(1,051)
Payments for the acquisition of an associate		(8,502)
Interest paid	(121)
Interest received		7
Cash flow from investing activities	97,439	34,767
Cash flow from financing activities
Proceeds from convertible loans		1,850
Proceeds from share capital increase and capital contribution	255	7
Principal elements of lease payments	(1,315)	(1,040)
Interest paid	(417)	(65)
Cash flow from financing activities	(1,477)	752
Cash-based changes in cash and cash equivalents	(26,759)	(39,393)
Effect of foreign exchange rate changes and ECL on cash and cash equivalents	35	(15)
Net (decrease) / increase in cash and cash equivalents	(26,724)	(39,408)
Cash and cash equivalents at the beginning of the period	129,856	102,144
Cash and cash equivalents at the end of the period	€ 103,132	€ 62,736